UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: June 30, 1999.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALTA ASSET MANAGEMENT, L.L.C.
Address:   136 E. South Temple, #1620, Salt Lake City, UT  84111

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Managing Member
Phone:     801-532-2777
Signature, Place, and Date of Signing:

           David J. Wagstaff        Salt Lake City, Utah        July 1, 1999

                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    30
Form 13F Information Table Value Total:    126,275

                                              VALUE   SHARES/  INVST VOTE
NAME OF ISSUER          CLASS   CUSIP         X$1000  PRN AMT  DSCRN AUTH

Cisco Systems                   17275R102     11,371  176,466  Sole  None
Sun Microsystems                866810104     10,440  151,583  Sole  None
Costco Co., Inc.                22160Q102     7,563   94,469   Sole  None
Microsoft Corp.                 594918104     7,202   79,851   Sole  None
Johnson & Johnson               478160104     6,969   71,114   Sole  None
Berkshire Hathaway      B       084670207     6,754   3,015    Sole  None
Watson Pharmaceut.              942683103     6,729   191,927  Sole  None
PepsiCo, Inc.                   713448108     6,296   163,275  Sole  None
Federal Home Loan               313400301     6,166   106,310  Sole  None
Ace Ltd.                        004644100     6,105   216,096  Sole  None
Wells Fargo                     949746101     6,026   140,965  Sole  None
American Express                025816109     5,467   42,015   Sole  None
Berkshire Hathaway      A       084670108     5,305   77       Sole  None
Gillette                        375766102     5,291   129,060  Sole  None
Comcast Corp.           A       200300200     5,214   135,660  Sole  None
Proctor & Gamble                742718109     4,590   51,425   Sole  None
Harley Davidson                 412822108     4,416   81,220   Sole  None
WA Mutual                       939322103     3,785   106,431  Sole  None
Warner-Lambert                  934488107     3,324   48,090   Sole  None
RLI Corp.                       749607107     3,288   84,857   Sole  None
Crescent Real Est.              225756105     2,232   93,988   Sole  None
MCI WorldCom, Inc.              55268B106     558     6,483    Sole  None
Shire Pharm.            ADR     82481R106     281     10,825   Sole  None
Skywest                         830879102     246     9,850    Sole  None
At Home Corp.                   045919107     245     4,550    Sole  None
Maytag Corp.                    578592107     223     3,200    Sole  None
Shire Pharm. Gp                 000799803     113     13,000   Sole  None
I-Link, Inc.                    449927102     66      14,000   Sole  None
Microbest                       59500X108     10      13,506   Sole  None
TPA America, Inc.               872605100     0       15,000   Sole  None